COMMITMENTS (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating Leases, Rent Expense, Net	$ 27,000	$ 17,000
Operating Leases, Income Statement, Lease Revenue	23,000	33,000
Loans and Leases Receivable, Commitments, Variable Rates	33,247,000	30,700,000
Loans and Leases Receivable, Commitments, Fixed Rates	$ 2,636,000	$ 711,000
Loans and Leases Receivable, Other Information	The fixed-rate loan commitments at June 30, 2015 have interest rates ranging from 2.95% to 21.0%.	The fixed-rate loan commitments at June 30, 2014 have interest rates ranging from 3.25% to 21.0%.